Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 733	¥ 48,022
Loans		248,232	345,855
Loans, Loans held for sale		2,773	10,361
Loans, Collateral dependent loans		245,459	335,494
Premises and equipment		3,644	11,658
Intangible assets		1,466	6,210
Goodwill			58,887
Other assets	[1]	4,963	6,733
Other assets, Other		4,963	6,733
Assets at fair value, Total		259,038	477,365
Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		2,063	1,541
Unfunded commitments related to investment securities valued at net asset value		5,206	127
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		4,223	13,900
Loans, Collateral dependent loans		4,223	13,900
Assets at fair value, Total		4,223	13,900
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		10,417	8,779
Loans, Collateral dependent loans		10,417	8,779
Assets at fair value, Total		10,417	8,779
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	733	48,022
Loans		233,592	323,176
Loans, Loans held for sale		2,773	10,361
Loans, Collateral dependent loans		230,819	312,815
Premises and equipment		3,644	11,658
Intangible assets		1,466	6,210
Goodwill			58,887
Other assets	[1]	4,963	6,733
Other assets, Other		4,963	6,733
Assets at fair value, Total		¥ 244,398	¥ 454,686

[1]	Excludes certain investments valued at net asset value of ¥1,541 million and ¥2,063 million at March 31, 2016 and September 30, 2016, respectively. The unfunded commitments related to these investments are ¥127 million and ¥5,206 million at March 31, 2016 and September 30, 2016, respectively. These investments are in private equity funds.